Settlement and Payment Agreements (Details Narrative) - USD ($)				1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 21, 2019	Nov. 30, 2019	Sep. 23, 2019	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2019	Dec. 16, 2019
Settlement and Payment Agreements [Member]
Settlement and payment agreements payment description					No payments had been made through June 30, 2020 with respect to the original agreement in principal. The currently proposed settlement has not yet been accepted and is being reviewed the vendor and calls for a payment of $100,000 if RespireRx is able to raise $700,000 by December 31, 2020 with subsequent settlement payments of $50,000 per month with a residual final payment of less than $50,000 representing the remaining balance. Under the proposal, if RespireRx raises less than $700,000 by December 31, 2020, the Company may cancel a portion of the amount owed to the vendor by paying at least 21% of the working capital raised which amount would reduce the amount owed dollar-for-dollar and the vendor would be able to seek collection of the balance.
Salamandra, LLC [Member]
Due to related party							$ 202,395
Repayment of debt	$ 25,000	$ 125,000
Debt settlement description					Under the Amended Settlement Agreement, (i) the Company was to pay and the Company paid to Salamandra $25,000 on or before December 21, 2019, (ii) upon such payment, Salamandra ceased all collection efforts against the Company until March 31, 2020 (the "Threshold Date"), and (iii) the Company was to pay to Salamandra $100,000 on or before the Threshold Date if the Company had at that time raised $600,000 in working capital. Such payments by the Company would have constituted satisfaction of the Full Amount owed and would have served as consideration for the dismissal of the action underlying the arbitration award and the mutual releases set forth in the Amended Settlement Agreement. If the Company had raised less than $600,000 in working capital before the Threshold Date, the Company was to pay to Salamandra an amount equal to 21% of the working capital amount raised, in which case such payment would have reduced the Full Amount owed on a dollar-for-dollar basis, and Salamandra would then have been able to seek collection on the remainder of the debt. The Company made the initial payment of $25,000 in December 2019, but did not make the subsequent required payment on March 31, 2020, nor has any payment been made during the three-months ended June 30, 2020. The Company has initiated further discussions with the intent of reaching a revised settlement agreement which cannot be assured.	Under the Amended Settlement Agreement, (i) the Company must pay and the Company paid to Salamandra $25,000 on or before December 21, 2019, (ii) upon such payment, Salamandra ceased all collection efforts against the Company until March 31, 2020 (the "Threshold Date"), and (iii) the Company must pay to Salamandra $100,000 on or before the Threshold Date if the Company has at that time raised $600,000 in working capital. Such payments by the Company would constitute satisfaction of the Full Amount owed and would serve as consideration for the dismissal of the action underlying the arbitration award and the mutual releases set forth in the Amended Settlement Agreement. If the Company raises less than $600,000 in working capital before the Threshold Date, the Company may pay to Salamandra an amount equal to 21% of the working capital amount raised, in which case such payment will reduce the Full Amount owed on a dollar-for-dollar basis, and Salamandra may then seek collection on the remainder of the debt. The Company did not make the requirement payment on March 31, 2020 and has initiated further discussions with the intent of reaching a revised settlement agreement which cannot be assured.
Working capital							$ 600,000
Debt periodic payment				$ 25,000
Salamandra, LLC [Member] | On or Before November 30, 2019 [Member]
Debt periodic payment			$ 100,000
Salamandra, LLC [Member] | Thereafter [Member]
Debt periodic payment			$ 50,000
Salamandra, LLC [Member] | Threshold Date [Member]
Due to related party				100,000		$ 100,000
University of Illionis [Member] | 2014 License Agreement [Member]
Debt periodic payment				$ 100,000